Financial Instruments (Details 6) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial Assets at fair value:
Contracts in respect of forward transactions		$ 171
Non-marketable shares measured at fair value through profit or loss	$ 69,216	53,466
Interest rate swaps	55,118	63,208
Transactions to peg electricity prices swap (CFD differences contract)		11,384
Financial liabilities at fair value:
Contracts in respect of forward transactions	(10)
Transactions to peg electricity prices swap (CFD differences contract)	(4,123)
Interest rate swaps	(11,448)	(7,217)
Performance-based contingent consideration ("Earn Out")		(22,941)
Deal contingent hedge		(5,539)
Level 1 of fair value hierarchy [member]
Financial Assets at fair value:
Contracts in respect of forward transactions		0
Non-marketable shares measured at fair value through profit or loss	0	0
Interest rate swaps	0	0
Transactions to peg electricity prices swap (CFD differences contract)		0
Financial liabilities at fair value:
Contracts in respect of forward transactions	0
Transactions to peg electricity prices swap (CFD differences contract)	0
Interest rate swaps	0	0
Performance-based contingent consideration ("Earn Out")		0
Deal contingent hedge		0
Level 2 of fair value hierarchy [member]
Financial Assets at fair value:
Contracts in respect of forward transactions		171
Non-marketable shares measured at fair value through profit or loss	0	0
Interest rate swaps	55,118	63,208
Transactions to peg electricity prices swap (CFD differences contract)		11,384
Financial liabilities at fair value:
Contracts in respect of forward transactions	(10)
Transactions to peg electricity prices swap (CFD differences contract)	(4,123)
Interest rate swaps	(11,448)	(7,217)
Performance-based contingent consideration ("Earn Out")		0
Deal contingent hedge		(5,539)
Level 3 of fair value hierarchy [member]
Financial Assets at fair value:
Contracts in respect of forward transactions		0
Non-marketable shares measured at fair value through profit or loss	69,216	53,466
Interest rate swaps	0	0
Transactions to peg electricity prices swap (CFD differences contract)		0
Financial liabilities at fair value:
Contracts in respect of forward transactions	0
Transactions to peg electricity prices swap (CFD differences contract)	0
Interest rate swaps	$ 0	0
Performance-based contingent consideration ("Earn Out")		(22,941)
Deal contingent hedge		$ 0